Schedule of Investments(a)
November 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.79%
Aerospace & Defense–1.52%
Airbus SE (France)(b)	1,327,547	$147,885,859
Textron, Inc.	1,467,357	103,888,876
		251,774,735
Application Software–5.56%
Datadog, Inc., Class A(b)(c)	330,358	58,899,528
DocuSign, Inc.(b)	377,499	93,000,654
HubSpot, Inc.(b)(c)	93,575	75,506,603
Paycom Software, Inc.(b)	248,838	108,861,648
RingCentral, Inc., Class A(b)(c)	714,094	154,230,022
salesforce.com, inc.(b)	904,951	257,874,837
Synopsys, Inc.(b)	422,326	144,013,166
Unity Software, Inc.(b)(c)	156,959	27,058,162
		919,444,620
Asset Management & Custody Banks–4.31%
Apollo Global Management, Inc.(c)	5,616,644	397,546,062
KKR & Co., Inc., Class A	4,243,480	315,927,086
		713,473,148
Automobile Manufacturers–1.38%
General Motors Co.(b)	3,781,909	218,859,074
Rivian Automotive, Inc., Class A(b)(c)	84,933	10,171,576
		229,030,650
Automotive Retail–0.32%
CarMax, Inc.(b)(c)	378,062	53,401,257
Biotechnology–0.99%
Alnylam Pharmaceuticals, Inc.(b)(c)	126,102	23,177,547
BeiGene Ltd., ADR (China)(b)(c)	183,436	63,749,513
C4 Therapeutics, Inc.(b)(c)	311,185	11,551,187
Kura Oncology, Inc.(b)(c)	2,206,832	30,807,375
Ultragenyx Pharmaceutical, Inc.(b)(c)	464,764	34,964,196
		164,249,818
Casinos & Gaming–2.22%
Caesars Entertainment, Inc.(b)(c)	1,422,004	128,079,900
Penn National Gaming, Inc.(b)(c)	4,668,041	239,143,741
		367,223,641
Construction Machinery & Heavy Trucks–0.48%
Oshkosh Corp.	742,933	79,939,591
Consumer Electronics–1.33%
Sony Group Corp. (Japan)	1,806,700	220,170,157
Copper–1.59%
Freeport-McMoRan, Inc.	7,091,716	262,960,829
Data Processing & Outsourced Services–2.99%
Adyen N.V. (Netherlands)(b)(d)	52,288	145,012,731
PayPal Holdings, Inc.(b)	506,306	93,610,916
Square, Inc., Class A(b)(c)	747,153	155,654,385
StoneCo Ltd., Class A (Brazil)(b)(c)	546,444	8,524,526
Visa, Inc., Class A	475,040	92,048,501
		494,851,059
Shares		Value
Diversified Metals & Mining–0.41%
Glencore PLC (Australia)	14,417,642	$68,213,685
Diversified Support Services–0.39%
Cintas Corp.(c)	153,062	64,621,246
Electrical Components & Equipment–0.51%
ABB Ltd., ADR (Switzerland)(c)	2,414,076	83,406,326
Electronic Equipment & Instruments–1.14%
Teledyne Technologies, Inc.(b)(c)	455,370	189,110,607
Financial Exchanges & Data–0.25%
MSCI, Inc.	26,811	16,876,184
S&P Global, Inc.(c)	53,468	24,366,972
		41,243,156
Food Distributors–0.84%
US Foods Holding Corp.(b)	4,424,822	139,027,907
Food Retail–1.40%
HelloFresh SE (Germany)(b)	2,287,064	231,992,806
Health Care Equipment–2.36%
DexCom, Inc.(b)	188,492	106,043,714
Intuitive Surgical, Inc.(b)	520,020	168,663,287
Shockwave Medical, Inc.(b)(c)	641,261	115,580,883
		390,287,884
Health Care Supplies–1.21%
Align Technology, Inc.(b)	141,622	86,606,102
Cooper Cos., Inc. (The)	302,585	113,914,175
		200,520,277
Home Improvement Retail–2.77%
Lowe’s Cos., Inc.	1,872,489	457,992,085
Hotels, Resorts & Cruise Lines–1.94%
Booking Holdings, Inc.(b)	135,422	284,636,731
Travel + Leisure Co.	740,205	36,432,890
		321,069,621
Integrated Oil & Gas–0.60%
Occidental Petroleum Corp.	3,369,808	99,914,807
Interactive Home Entertainment–3.18%
Activision Blizzard, Inc.	562,223	32,946,268
Electronic Arts, Inc.	2,157,910	268,055,580
Nintendo Co. Ltd. (Japan)	305,800	135,817,582
Sea Ltd., ADR (Taiwan)(b)(c)	309,100	89,042,437
		525,861,867
Interactive Media & Services–9.62%
Alphabet, Inc., Class A(b)	276,854	785,697,809
Meta Platforms, Inc., Class A(b)(c)	2,178,205	706,740,394
ZoomInfo Technologies, Inc., Class A(b)	1,626,598	100,361,097
		1,592,799,300
Internet & Direct Marketing Retail–8.54%
Amazon.com, Inc.(b)	327,752	1,149,449,207

See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Shares		Value
Internet & Direct Marketing Retail–(continued)
Farfetch Ltd., Class A (United Kingdom)(b)	6,978,174	$240,118,967
MercadoLibre, Inc. (Argentina)(b)	20,607	24,489,565
		1,414,057,739
Internet Services & Infrastructure–4.49%
Cloudflare, Inc., Class A(b)(c)	1,255,870	236,404,969
MongoDB, Inc.(b)(c)	347,251	172,965,723
Shopify, Inc., Class A (Canada)(b)	160,168	243,742,061
Snowflake, Inc., Class A(b)	266,682	90,711,882
		743,824,635
Life Sciences Tools & Services–2.84%
10X Genomics, Inc., Class A(b)(c)	44,357	6,778,193
Avantor, Inc.(b)(c)	4,739,551	187,117,474
IQVIA Holdings, Inc.(b)	776,428	201,195,788
Thermo Fisher Scientific, Inc.	117,092	74,099,330
		469,190,785
Managed Health Care–1.02%
UnitedHealth Group, Inc.	378,260	168,030,657
Movies & Entertainment–0.37%
Netflix, Inc.(b)	95,629	61,384,255
Oil & Gas Equipment & Services–1.42%
Baker Hughes Co., Class A(c)	7,205,184	168,168,995
Halliburton Co.	3,081,683	66,533,536
		234,702,531
Oil & Gas Exploration & Production–1.26%
APA Corp.	8,090,048	208,480,537
Pharmaceuticals–1.31%
Reata Pharmaceuticals, Inc., Class A(b)(c)(e)	2,531,942	216,734,235
Semiconductor Equipment–2.58%
Applied Materials, Inc.	1,436,068	211,374,849
ASML Holding N.V., New York Shares (Netherlands)	206,040	163,082,720
Enphase Energy, Inc.(b)(c)	208,996	52,249,000
		426,706,569
Semiconductors–7.69%
Monolithic Power Systems, Inc.(c)	282,597	156,406,136
NVIDIA Corp.	2,244,636	733,457,259
QUALCOMM, Inc.	2,122,220	383,188,043
		1,273,051,438
Systems Software–12.97%
Crowdstrike Holdings, Inc., Class A(b)(c)	173,639	37,703,973
Microsoft Corp.	3,349,150	1,107,195,499
Palo Alto Networks, Inc.(b)(c)	791,344	432,817,687
Shares		Value
Systems Software–(continued)
ServiceNow, Inc.(b)	605,099	$391,922,622
Zscaler, Inc.(b)	509,485	176,776,010
		2,146,415,791
Technology Hardware, Storage & Peripherals–3.38%
Apple, Inc.	3,385,682	559,653,235
Tobacco–0.15%
Philip Morris International, Inc.	291,133	25,019,970
Trading Companies & Distributors–1.35%
Fastenal Co.(c)	1,465,821	86,732,628
United Rentals, Inc.(b)(c)	404,366	136,974,939
		223,707,567
Trucking–1.11%
Knight-Swift Transportation Holdings, Inc.	1,693,025	96,925,681
Lyft, Inc., Class A(b)(c)	2,148,642	87,256,352
		184,182,033
Total Common Stocks & Other Equity Interests (Cost $9,000,766,216)		16,517,723,056
Money Market Funds–0.65%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	37,555,592	37,555,592
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	26,748,118	26,756,142
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	42,920,677	42,920,677
Total Money Market Funds (Cost $107,230,289)		107,232,411
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.44% (Cost $9,107,996,505)		16,624,955,467
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.15%
Invesco Private Government Fund, 0.02%(e)(f)(g)	206,242,059	206,242,059
Invesco Private Prime Fund, 0.11%(e)(f)(g)	481,087,144	481,231,465
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $687,502,996)		687,473,524
TOTAL INVESTMENTS IN SECURITIES–104.59% (Cost $9,795,499,501)		17,312,428,991
OTHER ASSETS LESS LIABILITIES—(4.59)%		(759,603,467)
NET ASSETS–100.00%		$16,552,825,524
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,588,579	$260,143,234	$(238,176,221)	$-	$-	$37,555,592	$1,204
Invesco Liquid Assets Portfolio, Institutional Class	11,134,585	178,513,043	(162,893,525)	2,122	(83)	26,756,142	310
Invesco Treasury Portfolio, Institutional Class	17,815,519	297,306,553	(272,201,395)	-	-	42,920,677	543
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	163,398,254	695,438,704	(652,594,899)	-	-	206,242,059	10,892*
Invesco Private Prime Fund	381,262,596	1,211,783,013	(1,111,753,610)	(29,476)	(31,058)	481,231,465	136,550*
Investments in Other Affiliates:
Reata Pharmaceuticals, Inc., Class A	269,677,142	-	-	(52,942,907)	-	216,734,235	-
Total	$858,876,675	$2,643,184,547	$(2,437,619,650)	$(52,970,261)	$(31,141)	$1,011,440,170	$149,499

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$15,568,630,236	$949,092,820	$—	$16,517,723,056
Money Market Funds	107,232,411	687,473,524	—	794,705,935
Total Investments	$15,675,862,647	$1,636,566,344	$—	$17,312,428,991
Invesco American Franchise Fund